Acquisitions and disposals	12 Months Ended
Dec. 31, 2025
Disclosure Of Acquisitions And Disposals [Abstract]
Acquisitions and disposals	Acquisitions and disposalsAcquisitions
Recognition and measurement
In determining whether a particular set of activities is a business, an acquired arrangement has to have an input and substantive process, which together significantly contribute to the ability to create outputs. Where an acquisition does not meet the definition of a business as defined by IFRS 3 “Business Combinations”, each asset is recognised on the balance sheet at fair value. In the consolidated cash flow statement we assess, based on the substance of the transaction, whether to allocate the cash consideration for these transactions either to
“Purchases of property, plant and equipment, and intangible assets” or to “Acquisitions of subsidiaries, joint ventures and associates”, depending on the type of assets purchased.
For undeveloped mining projects that have arisen through acquisition, the allocation of the purchase price consideration may result in undeveloped properties being recognised at an earlier stage of project evaluation compared with projects arising from the Group’s exploration and evaluation program. Subsequent expenditure on acquired undeveloped projects is only capitalised if it meets the high degree of confidence threshold discussed in note 12.
Where we increase our ownership interest in a subsidiary, the difference between the purchase price and the carrying value of the share of net assets acquired is recorded in equity. The cash cost of such purchases is included within “financing activities” in the cash flow statement.
2025
Acquisition of Arcadium Lithium
On 9 October 2024, Rio Tinto and Arcadium Lithium plc (Arcadium Lithium) announced a definitive agreement under which Rio Tinto would acquire 100% of Arcadium Lithium in an all-cash transaction for $5.85 per share (the “transaction”). On 6 March 2025, the transaction was completed following the sanctioning of the Scheme of Arrangement by the Royal Court of Jersey and receipt of final regulatory approvals. On completion, the acquisition established Rio Tinto as a leader in supplying energy transition materials, with one of the world's largest lithium resource bases.
The transaction has been accounted for as business combination under IFRS 3 “Business Combinations” using the acquisition method of accounting.
For the 10 months post-acquisition, Arcadium Lithium contributed US$944 million of revenue and US$94 million (loss) to profit before tax, inclusive of a US$147 million amortisation charge for favourably priced customer contracts. Had the acquisition taken place at the beginning of the 2025 financial year, the revenue and profit before tax would not be materially different to a proportionate increment of an additional 2 months.
5 Acquisitions and disposals continued
Acquisitions (continued)
During the year, we finalised the analysis to allocate the purchase price to the fair value of acquired assets and liabilities, which were provisionally reported at 30 June 2025. The following table summarises the final purchase price allocation for the Arcadium transaction:

Fair value of identifiable assets acquired and liabilities assumed	Final fair value at 6 March 2025 US$m
Intangible assets	2,301
Property, plant and equipment	4,814
Cash and cash equivalents	293
Borrowings(a)	(1,599)
Close-down, restoration and environmental provisions	(319)
Other provisions	(375)
Other assets and liabilities	155
Deferred tax liabilities (net of deferred tax assets)	(817)
Net assets	4,453
Non-controlling interests (NCI)(b)	(298)
Goodwill (refer note 11)	2,146
Net attributable assets (including Goodwill)	6,301
(a)Borrowings includes a US$200 million loan advanced by Rio Tinto to Arcadium Lithium in January 2025, prior to the transaction completing.
(b)NCI relates to the Olaroz lithium carbonate mine in Argentina and the Nemaska Lithium development project in Canada, of which Arcadium Lithium holds interests of 66.5% and 50%, respectively. It has been valued at the pro rata share of the net identifiable assets.

Presentation in cash flow statement	2025 US$m
Cash payment in consideration of equity to shareholders of Arcadium Lithium plc	6,301
less: cash and cash equivalents balance acquired	(293)
Acquisitions of subsidiaries, joint ventures and associates, net of cash acquired	6,008
Total cash paid on 6 March 2025 was US$6,701 million, including US$6,301 million paid in consideration of equity to the shareholders of
Arcadium Lithium plc and US$400 million paid to holders of convertible loan notes. As a result of the acquisition, the Group's net debt increased by US$7,607 million. This comprises US$7,407 million change in net debt on acquisition plus US$200 million advanced to
Arcadium Lithium prior to acquisition.

Impact of the acquisition on net debt	2025 US$m
Borrowings of Arcadium Lithium	1,599
less: convertible loan notes settled on change of control	(400)
less: cash and cash equivalents acquired	(293)
less: loan advanced to Arcadium prior to acquisition	(200)
Acquired net debt	706
Cash payment in consideration of equity to shareholders of Arcadium Lithium plc	6,301
Cash payment to settle convertible loan notes	400
Change in net debt on acquisition	7,407
Transaction costs of US$77 million have been expensed and are included in operating expenses in the statement of profit or loss and are part of operating cash flows in the statement of cash flows.

Key judgement	Purchase price allocation from business combination
The allocation of the US$6,301 million purchase consideration to the identifiable assets and liabilities of Arcadium Lithium plc is a significant judgement as the majority of the acquired business value is dependent on the development of mines and processing facilities and the profitable extraction and sale of lithium products. The fair value of assets acquired has been determined based on discounted forecast future cash-flows, adjusted for a country risk premium depending on the location of the assets. At 6 March 2025, this resulted in a weighted post-tax real-terms discount rate of 8.3%.
The forecast future cash flows have been estimated using a long-run lithium carbonate price towards the upper end of a consensus range outlook at 6 March 2025, applied to projected production and cost data from reserves and resource life of mine plan modelling. Alternative inputs to the discounted cash flow models would have resulted in a different weighting of the purchase price allocation principally between intangible assets, property, plant and equipment and, consequently, deferred tax liabilities and goodwill.

5 Acquisitions and disposals continued
Acquisitions (continued)
Proposed acquisition of Salar de Maricunga SpA
On 19 May 2025, Rio Tinto and Corporación Nacional Del Cobre de
Chile (Codelco) signed binding agreements to form a joint venture to develop and operate a high-grade lithium project in the Salar de
Maricunga SpA (the “Company”) in Chile.
Under the agreement, Rio Tinto will acquire a 49.99% interest in Salar de Maricunga SpA, through which Codelco (with its 50.01% interest)
holds its licences and mining concessions in the Salar de Maricunga.
Rio Tinto will initially fund US$350 million towards additional studies and resource analysis to progress the project through to a final investment decision. A further US$500 million will be invested once a decision is made to proceed with the project, towards construction costs, and an additional
US$50 million if the joint venture achieves its aim of delivering first lithium by the end of 2030. The partners will fund further capital requirements in line with their share of ownership of the joint venture.
The transaction is expected to close in the first half of 2026, subject to receipt of all applicable regulatory approvals and the satisfaction of other customary closing conditions.
2024 and 2023
Boyne Smelters Limited (BSL)
In 2024, we increased our total interest in BSL, which owns and operates the Boyne Island aluminium smelter in Gladstone Australia, to 73.5% following our acquisition of Mitsubishi Corporation’s 11.65%
interest in BSL, and Sumitomo Chemical Company Limited’s (SCC)
2.46% interest in BSL.
New Zealand Aluminium Smelters Limited (NZAS)
In 2024, NZAS, which owns and operates the Tiwai Point aluminium smelter in New Zealand, become a wholly owned subsidiary after we acquired SCC’s 20.64% interest in NZAS. A gain of US$638 million
(post-tax US$467 million) was recorded within “Gains/(losses) on consolidation and disposal of interests in businesses” in the consolidated income statement. This also resulted in an increase to the carrying value of property, plant and equipment of
US$650 million and deferred tax liabilities of US$171 million.
WCS Rail and Port Holding Entities
In 2024, we acquired a 34% equity interest in Winning Consortium
Simandou Railway Pte. Ltd and Winning Consortium Simandou Ports
Pte. Ltd (together referred to as “WCS Rail and Port Holding Entities”), through our partially owned subsidiary SimFer Jersey, for
US$313 million. The Rio Tinto share of this consideration was
US$166 million and US$147 million was funded by Chalco Iron Ore
Holdings Ltd (CIOH). Further shareholder loan funding to the WCS Rail and Port Holding Entities was also made directly by Rio Tinto and CIOH, in proportion to their respective 53% and 47% ownership interest of
SimFer Jersey, to these equity accounted units.
Matalco
In 2023, Rio Tinto and Giampaolo Group completed a transaction to form the Matalco joint venture. We acquired a 50% equity interest in
Matalco Canada Inc. which owns one Canadian aluminium recycling facility, and a 50% equity interest in Matalco USA LLC which owns 6 aluminium recycling facilities in the US, for combined consideration of US$738 million, inclusive of accrued transaction costs and working capital adjustments.
Disposals
Recognition and measurement
If a group of assets and liabilities (disposal group) is sold, the carrying value of the disposal group is de-recognised with the difference between the carrying amount and the consideration received recognised in the income statement. Certain amounts previously recognised in other comprehensive income in respect of the entity disposed of may be recycled to the income statement. The cash proceeds of disposals are included within “Investing activities”
in the cash flow statement.
2025
Divestment of 30% of Winu copper-gold project
On 8 May 2025, Rio Tinto entered into a binding joint venture agreement with Sumitomo Metal Mining Co (SMM) to deliver the
Winu copper-gold project (Winu), located in the Great Sandy Desert region of Western Australia. Under the agreements, Rio Tinto will continue to develop and operate Winu, and SMM
will pay Rio Tinto up to US$430 million for a 30% share of the project's assets and liabilities. On 31 October 2025, we completed the sale, forming the Winu Joint Venture, and received an initial
US$195 million in cash consideration. As Winu is an undeveloped property, the consideration received has, therefore, been recorded in the cash flow statement within “net cash generated from operating activities”. We recognised a pre-tax gain of US$196 million in the income statement. A further US$235 million in deferred
consideration to be received is contingent on future milestones;
as at 31 December 2025, we have not recognised any additional consideration and this will be reassessed at each reporting period.
Rio Tinto Winu Pty Limited (RT Winu) is the legal entity that owns the Group’s 70% interest in the Winu Joint Venture, an
unincorporated arrangement. From 1 November 2025, the Group
recognises its share of assets, revenue, and expenses relating to this arrangement. The Group also recognises its share of all liabilities, except for employment provisions which are recognised according to RT Winu’s contactual obligations, with a corresponding
30% receivable representing SMM’s share where applicable.
2024 and 2023
Wyoming Uranium
In 2024, we completed our sale of the Sweetwater uranium mill facility together with mining projects (collectively known as “Wyoming
Uranium”) to Uranium Energy Corp. (UEC) for cash consideration of US$175 million.
Lake MacLeod
In 2024, we completed our sale of Dampier Salt Limited’s Lake
MacLeod salt and gypsum operation in Carnarvon to Leichhardt
Industrials Group (Leichhardt) for cash consideration of
US$247 million.
La Granja
In 2023, we completed the sale of a 55% interest in the undeveloped La
Granja project in Peru for US$105 million to First Quantum Minerals
(FQM). As a result of the sale, our retained interest in La Granja represents a 45% owned associate (equity accounted) over which
RioTinto has significant influence during the evaluation phase. In total, we recognised a pre-tax gain of US$154 million in the income statement, primarily representing the consideration transferred by
First Quantum, plus the fair value of the retained interest in the project.